Income Taxes - Components of Net Deferred Tax Assets and Related Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 38,350	$ 14,517
General business and other credit carryforwards	1,319	1,319
Capitalized research expenditures	619	807
Stock-based compensation	492	0
Intangible assets	641	720
Total gross deferred tax assets	41,421	17,363
Valuation allowance	(41,421)	(17,363)
Total deferred tax assets	0	0
Deferred tax liabilities	0	0
Total net deferred tax assets	$ 0	$ 0